Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment related to intangible recognized on acquisition	₨ 838	₨ 643	₨ 3,056